Commitments and contingencies - Disclosure of detailed information about commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	$ 1,649	$ 3,232
Long-term incentive plan (cash-settled awards)	1,001	541
Corporate office leases	823	202
Total	3,473	$ 3,975
Within 1 year [Member]
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	1,649
Long-term incentive plan (cash-settled awards)	585
Corporate office leases	214
Total	2,448
2-5 years [Member]
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	0
Long-term incentive plan (cash-settled awards)	416
Corporate office leases	518
Total	934
Over 5 years [Member]
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	0
Long-term incentive plan (cash-settled awards)	0
Corporate office leases	91
Total	$ 91